Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Miscellaneous current assets [abstract]
Air	$ 346,408	$ 183,326
Operating, product and administration costs	90,081	66,665
Commissions	75,842	53,863
Credit card fees	61,094	47,458
Debt transaction costs	29,562	29,073
Advertising	16,751	15,040
Forward foreign currency contracts	11,763	40,615
Cash deposits	11,023	20,000
Other	28,900	5,186
Total	$ 671,424	$ 461,226